S000008602 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class N
Prospectus [Line Items]
Average Annual Return, Percent	2.74%	4.68%		12.10%
Class N | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.26%	2.17%		9.44%
Class N | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.72%	3.14%		9.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	3.01%	4.95%		12.38%
Class I | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
Class I | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%		9.57%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.05%	5.01%	9.40%
Performance Inception Date			May 02, 2019
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.69%
Performance Inception Date			May 02, 2019
Class R6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.01%	3.18%	8.23%
Performance Inception Date			May 02, 2019